Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA  19103-6996

215-988-2700

215-988-2757 (Fax)

www.dbr.com

May 26, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, N.E.

Washington, D.C. 20549

Re:          BlackRock Liquidity Funds (the “Trust”)/Preliminary Proxy Materials

(1933 Act Registration No. 2-47015) (1940 Act Registration No. 811-02354)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Forms of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of each fund of the Trust (each a “Fund”) being held to approve a new management agreement between the Trust, on behalf of each Fund, and BlackRock Institutional Management Corporation and to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-2442 if you have any comments or questions.

Sincerely,

/s/Edward T. Searle
Edward T. Searle